Other investments (Parenthetical) (Details) - Curis, Inc. [Member] - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other Investments [Line Items]
Non current investments in equity instruments at fair value through other comprehensive income	₨ 2,699
Cumulative unrealized gains losses on equity investments at fair value through other comprehensive income	₨ 2,451	₨ 2,431